Schedule of Lease Cost (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2026
Earnings Per Share [Abstract]
Operating lease cost	$ 78,000		$ 128,000
Short-term lease cost	60,000		119,000
Total lease cost	$ 138,000	$ 19,600	$ 247,000